Intangible Assets - Additional Information (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	£ 2,469	£ 2,410
Patents [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	2,400	2,300
Intangible assets, acquired	300
Computer Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	£ 100	£ 100